Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule Of Common Stock Shares Reserved For Future Issuance
The Company had reserved common stock, on an
as-converted
basis, for future issuance as follows:

	December 31,
	2021	2020
Stock options outstanding under 2016 Stock Plan	21,252,552	24,576,859
Unvested RSU’s under 2016 Stock Plan	10,032,871	—
Remaining shares available for future issuance under the 2016 plan	—	499,132
Remaining shares available for future issuance under the 2021 plan	67,264,890	—
Redeemable convertible preferred stock	—	332,764,215
Common stock warrants	28,783,333	758,515
Total common stock reserved	127,333,646	358,598,721